CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31, 2021	December 31, 2020
Cash in banks	$275,772	$44,707
Restricted cash	138	800
Non-current restricted cash	1,005	—
	$276,915	$45,507

The carrying amount of cash and cash equivalents approximates their fair value.